Debt- Total Outstanding Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Outstanding [Line Items]
Short-term debt	$ 67	$ 65
Long-term debt:
Exchangeable Notes	150	143
Revolving credit facility	0	0
Capitalized leases	13	21
Other borrowings	32	60
Total long-term debt	1,395	1,467
Less current portion	26	39
Long-term debt, net of current portion	1,369	1,428
Senior Notes Due 2014 [Member]
Long-term debt:
Senior notes	533	550
Senior Notes Due 2017 [Member]
Long-term debt:
Senior notes	$ 667	$ 693